Condensed Financial Information of the Parent Company (Table)	12 Months Ended
Dec. 31, 2022
Condensed Financial Information of the Parent Company
Consolidated Balance Sheets

	As of December 31,
	2021	2022	2022
	RMB	RMB	US$
Assets:
Current assets
Cash	8,612	7,157	1,038
Short-term investments	109,282	61,855	8,968
Inter-group balance due from VIE, WFOE and subsidiaries	82,687	88,264	12,797
Total current assets	200,581	157,276	22,803
Non-current assets
Investments in subsidiaries, VIE and VIE’s subsidiaries	270,360	345,026	50,024
Total non-current assets	270,360	345,026	50,024
Total Assets	470,941	502,302	72,827
Liabilities:
Other Liabilities	—	1,140	165
Total Liabilities	—	1,140	165
Shareholders’ equity:
Ordinary shares (US$0.0001 par value; 300,000,000 Class A ordinary shares authorized, 46,379,583 and 55,379,583 shares issued, and 40,377,645 and 48,639,660 shares outstanding as of December 31, 2021 and 2022, respectively; 6,296,630 and 6,296,630 Class B ordinary shares authorized, issued and outstanding as of December 31, 2021 and 2022, respectively; 193,703,370 and 193,703,370 shares (undesignated) authorized, nil and nil shares (undesignated) issued and outstanding as of December 31, 2021 and 2022, respectively)	37	43	6
Additional paid-in capital	1,855,897	1,885,637	273,392
Accumulated deficit	(1,366,734)	(1,379,864)	(200,061)
Accumulated other comprehensive loss	(18,259)	(4,654)	(675)
Total shareholders’ equity	470,941	501,162	72,662
Total liabilities and shareholders’ equity	470,941	502,302	72,827

Condensed Statements of Comprehensive Loss

	For the year ended December 31,
	2020	2021	2022	2022
	RMB	RMB	RMB	US$
Cost of revenues	(2,175)	—	—	—
General and administrative	(85,919)	(2,241)	(8,722)	(1,264)
Foreign exchange loss	(1,515)	692	(5)	(1)
Other income/(loss), net	35,527	(52,804)	(49,664)	(7,201)
Share of gain/(loss) in subsidiaries, the VIE and the VIE’ subsidiaries	57,512	(103,554)	45,261	6,562
Income/(loss) before income tax	3,430	(157,907)	(13,130)	(1,904)
Income tax expenses	—	—	—	—
Net income/(loss) attributable to ordinary shareholders	3,430	(157,907)	(13,130)	(1,904)
Comprehensive income/(loss)	3,430	(157,907)	(13,130)	(1,904)

Condensed Statements of Cash Flows

	For the year ended December 31,
	2020	2021	2022	2022
	RMB	RMB	RMB	US$
Net income /(loss)	3,430	(157,907)	(13,130)	(1,904)
Share of (loss)/gain in subsidiaries, VIE and VIE’s Subsidiaries	(57,512)	103,554	(45,261)	(6,562)
Share-based compensation	82,667	—	19,762	2,865
Other income/(loss), net	(35,527)	52,877	49,664	7,201
Provision for other receivables	648	—	—	—
Unrealized foreign exchange loss (gain)	146	214	(627)	(91)
Changes in operating assets and liabilities	1,915	247	(18,072)	(2,880)
Net cash used in operating activities	(4,233)	(1,015)	(7,664)	(1,371)
Net cash used in investing activities	(129,854)	—	5,582	809
Net cash provided by financing activities	143,972	1	—	—
Effect of exchange rate changes on cash	(146)	(214)	627	92
Net increase (decrease)in cash	9,739	(1,228)	(1,455)	(470)
Cash at beginning of the year	101	9,840	8,612	1,508
Cash at end of the year	9,840	8,612	7,157	1,038